Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust II
Entity Central Index Key	0000880797
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Money Market Fund
Class Name	Fidelity® Municipal Money Market Fund
Trading Symbol	FTEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 3,821,921,436
Holdings Count | shares	526
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$3,821,921,436
Number of Holdings	526

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 80.2 8-30 1.7 31-60 2.4 61-90 2.6 91-180 5.1 >180 7.7 Variable Rate Demand Notes (VRDNs) 39.0 Tender Option Bond 31.4 Municipal Securities 15.2 Commercial Paper 5.7 Net Other Assets (Liabilities) 8.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 39.0 Tender Option Bond - 31.4 Municipal Securities - 15.2 Commercial Paper - 5.7 Net Other Assets (Liabilities) - 8.7